Fees Summary	Aug. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 30,000,100.00
Previously Paid Amount	0.00
Total Fee Amount	4,593.02
Total Offset Amount	0.00
Net Fee	4,593.02
Narrative - Max Aggregate Offering Price	$ 30,000,100.00
Final Prospectus	true